Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 5: -	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company uses derivative instruments primarily to manage exposure to foreign currency exchange rates. The Company’s primary objective in holding derivatives is to reduce the volatility of earnings and cash flows due to changes in foreign currency exchange rates related to forecasted monthly payroll payments of employees, which are paid in NIS.

Gains on designated derivatives reclassified from OCI into Consolidated Statement of Operations for the periods ended:

	Six months period ended June 30,
	2020	2019
	Unaudited
Line Item in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Cost of revenues	$(6)	$-
Sales and marketing	(3)	(1)
General and administrative	(1)	-
Total loss	$(10)	$(1)

The following table presents the assets and liabilities measured at fair value on a recurring basis as of June 30, 2020 and 2019:

	June 30, 2020
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative assets	$26	-	$26	-

	$26	-	$26	-

	June 30, 2019
	Fair Value	Level 1	Level 2	Level 3
	Unaudited
Description
Derivative liabilities	$10	-	$10	-

	$10	-	$10	-